Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Lease Liabilities [Abstract]
Summary of Lease Liabilities

Total
As at January 1, 2019 (Note 3)	1,494
Additions	133
Interest Expense (Note 4)	39
Lease Payments	(108)
Foreign Currency Translation and Other	(12)
As at June 30, 2019	1,546
Less: Current Portion	149
Long-Term Portion	1,397

Summary of Lease Liabilities Depending on Duration of Lease Term
For the periods ended June 30, 2019	Three Months Ended	Six Months Ended
Variable Lease Payments	5	10
Short-Term Lease Payments	4	7

Summary of Undiscounted Cash Outflows Relating to Lease Liabilities

Undiscounted cash outflows relating to the lease liabilities are:

As at June 30, 2019	Total
Less than 1 Year	223
Years 2 and 3	375
Years 4 and 5	291
Thereafter	1,429
Total (1)	2,318

(1)Includes principal and interest.